dk. 1364059

07050827

CERTAMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Bryan Fischer
Managing Director
Listing Qualifications
(212) 306-2434

1-33025

April 25, 2007

Mr. Nicholas Dalmaso
President
Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, IL 60532

Dear Mr. Dalmaso:

I am pleased to inform you that today, the American Stock Exchange LLC approved the application of the Claymore Exchange-Traded Fund Trust (the "Trust") for the listing of an unlimited number shares of undivided beneficial interest, without par value, of its Claymore/Clear Mid-Cap Growth Index ETF and Claymore/IndexIQ Small-Cap Value ETF, as more fully set forth in the Trust's listing application, upon official notice of issuance.

Sincerely,

Bryan Fischer

END

MT